FT Vest International Equity Moderate Buffer ETF - March Average Annual Total Returns		12 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	1.48%	2.01%	3.05%	4.13%
FT Vest International Equity Moderate Buffer ETF - March
Prospectus [Line Items]
Average Annual Return, Percent		3.26%			3.51%
Performance Inception Date	Mar. 19, 2021
FT Vest International Equity Moderate Buffer ETF - March | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.26%			3.51%
FT Vest International Equity Moderate Buffer ETF - March | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.93%			2.70%